Securities Available for Sale - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Securities Security Loans	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Securities with amortized cost, pledged as collateral	$ 24,500,000	$ 2,300,000
Proceeds from sales of securities available for sale	60,780,000	38,743,000	43,417,000
Gross gains	9,600,000	5,700,000	5,000,000
Gross losses	10,000	100,000	486,000
Net unrealized gain on total debt securities portfolio	973,000
Number of debt securities	30
Unrealized losses with debt aggregate depreciation, percentage	3.40%
Net unrealized gain on the total marketable equity portfolio	$ 6,400,000
Number of marketable equity securities	13
Unrealized losses with equity aggregate depreciation, percentage	2.50%
Credit issues identified	0
Declined percentage of equity securities unrealized losses	10.00%
Other-than-temporarily impaired securities	0
Unrealized losses on marketable equity securities, declined percentage	25.00%